Expense Example {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-12 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example:
1 year	$ 690
3 years	1,263
5 years	1,926
10 years	3,692
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example:
1 year	492
3 years	1,119
5 years	1,834
10 years	3,726
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example:
1 year	298
3 years	952
5 years	1,794
10 years	3,816
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example:
1 year	97
3 years	655
5 years	1,309
10 years	3,068
Class Z
Expense Example:
1 year	82
3 years	595
5 years	1,203
10 years	$ 2,850